Non-current financial debt (Details 2) € in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Straight bonds	$ 22,167			$ 25,283
5.125% USD 3 000 million bond 2009/2019 of Novaritis Securities Investment Ltd., Hamilton, Bermuda issued at 99.822% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	5.125%	5.125%	5.125%
Borrowings, original currency	USD
Notional amount	$ 3,000
Borrowings, issuance year	2009
Borrowings, maturity year	2019
Borrowings, issuer	Novartis Securities Investment Ltd., Hamilton, Bermuda
Borrowings, issue price	99.822%
Straight bonds				3,000
4.4% USD 1 000 million bond 2010/2020 of Novartis Capital Corporation, New York United States, issued at 99.237% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.40%	4.40%	4.40%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance year	2010
Borrowings, maturity year	2020
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.237%
Straight bonds	$ 1,000			998
2.4% USD 1 500 million bond 2012/2022 of Novartis Capital Corporation, New York United States, issued at 99.225% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.40%	2.40%	2.40%
Borrowings, original currency	USD
Notional amount	$ 1,500
Borrowings, issuance year	2012
Borrowings, maturity year	2022
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.225%
Straight bonds	$ 1,495			1,493
3.7% USD 500 million bond 2012/2042 of Novartis Capital Corporation, New York United States, issued at 98.325% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.70%	3.70%	3.70%
Borrowings, original currency	USD
Notional amount	$ 500
Borrowings, issuance year	2012
Borrowings, maturity year	2042
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	98.325%
Straight bonds	$ 489			489
3.4% USD 2 150 million bond 2014/2024 of Novartis Capital Corporation, New York United States, issued at 99.287% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.40%	3.40%	3.40%
Borrowings, original currency	USD
Notional amount	$ 2,150
Borrowings, issuance year	2014
Borrowings, maturity year	2024
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.287%
Straight bonds	$ 2,139			2,137
4.4% USD 1 850 million bond 2014/2044 of Novartis Capital Corporation, New York United States, issued at 99.196% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.40%	4.40%	4.40%
Borrowings, original currency	USD
Notional amount	$ 1,850
Borrowings, issuance year	2014
Borrowings, maturity year	2044
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.196%
Straight bonds	$ 1,825			1,825
0.75% EUR 600 million bond 2014/2021 of Novartis Finance S.A. Luxembourg, Luxembourg, issued at 99.134% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.75%	0.75%	0.75%
Borrowings, original currency	EUR
Notional amount | €			€ 600
Borrowings, issuance year	2014
Borrowings, maturity year	2021
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.134%
Straight bonds	$ 670			683
1.625% EUR 600 million bond 2014/2026 of Novartis Finance S.A. Luxembourg, Luxembourg, issued at 99.697% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.625%	1.625%	1.625%
Borrowings, original currency	EUR
Notional amount | €			€ 600
Borrowings, issuance year	2014
Borrowings, maturity year	2026
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.697%
Straight bonds	$ 670			684
0.25% CHF 500 million bond 2015/2025 of Novartis AG Basel Switzerland, issued at 100.64% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.25%	0.25%	0.25%
Borrowings, original currency	CHF
Notional amount | SFr		SFr 500
Borrowings, issuance year	2015
Borrowings, maturity year	2025
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.64%
Straight bonds	$ 517			508
0.625% CHF 550 million bond 2015/2029 of Novartis AG Basel Switzerland, issued at 100.502% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.625%	0.625%	0.625%
Borrowings, original currency	CHF
Notional amount | SFr		SFr 550
Borrowings, issuance year	2015
Borrowings, maturity year	2029
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.502%
Straight bonds	$ 568			558
1.050% CHF 325 million bond 2015/2035 of Novartis AG Basel Switzerland, issued at 100.479% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.05%	1.05%	1.05%
Borrowings, original currency	CHF
Notional amount | SFr		SFr 325
Borrowings, issuance year	2015
Borrowings, maturity year	2035
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.479%
Straight bonds	$ 336			330
3.0% USD 1 750 million bond 2015/2025 of Novartis Capital Corporation, New York United States, issued at 99.010% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.00%	3.00%	3.00%
Borrowings, original currency	USD
Notional amount	$ 1,750
Borrowings, issuance year	2015
Borrowings, maturity year	2025
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.01%
Straight bonds	$ 1,735			1,732
4.0% USD 1 250 million bond 2015/2045 of Novartis Capital Corporation, New York United States, issued at 98.029% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.00%	4.00%	4.00%
Borrowings, original currency	USD
Notional amount	$ 1,250
Borrowings, issuance year	2015
Borrowings, maturity year	2045
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	98.029%
Straight bonds	$ 1,219			1,219
0.125% EUR 1 250 million bond 2016/2023 of Novartis Finance S.A. Luxembourg, Luxembourg, issued at 99.127% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.125%	0.125%	0.125%
Borrowings, original currency	EUR
Notional amount | €			€ 1,250
Borrowings, issuance year	2016
Borrowings, maturity year	2023
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.127%
Straight bonds	$ 1,392			1,419
0.625% EUR 500 million bond 2016/2028 of Novartis Finance S.A. Luxembourg, Luxembourg, issued at 98.48% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.625%	0.625%	0.625%
Borrowings, original currency	EUR
Notional amount | €			€ 500
Borrowings, issuance year	2016
Borrowings, maturity year	2028
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	98.48%
Straight bonds	$ 553			563
1.800% USD 1'000 million 2017/2020 of Novartis Capital Corporation, New York, United States, issued at 99.609% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.80%	1.80%	1.80%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance year	2017
Borrowings, maturity year	2020
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.609%
Straight bonds	$ 1,000			998
2.400% USD 1'000 million 2017/2022 of Novartis Capital Corporation, New York, United States, issued at 99.449% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.40%	2.40%	2.40%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance year	2017
Borrowings, maturity year	2022
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.449%
Straight bonds	$ 996			995
3.100% USD 1'000 million 2017/2027 of Novartis Capital Corporation, New York, United States, issued at 99.109% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.10%	3.10%	3.10%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance year	2017
Borrowings, maturity year	2027
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.109%
Straight bonds	$ 990			989
0.000% EUR 1'250 million 2017/2021 of Novartis Finance S.A., Luxembourg, Luxembourg, issued at 99.133% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.00%	0.00%	0.00%
Borrowings, original currency	EUR
Notional amount | €			€ 1,250
Borrowings, issuance year	2017
Borrowings, maturity year	2021
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.133%
Straight bonds	$ 1,396			1,421
1.125% EUR 600 million 2017/2027 of Novartis Finance S.A., Luxembourg, Luxembourg, issued at 99.874% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.125%	1.125%	1.125%
Borrowings, original currency	EUR
Notional amount | €			€ 600
Borrowings, issuance year	2017
Borrowings, maturity year	2027
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.874%
Straight bonds	$ 670			684
0.500% EUR 750 million 2018/2023 of Novartis Finance S.A., Luxembourg, Luxembourg issued at 99.655% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.50%	0.50%	0.50%
Borrowings, original currency	EUR
Notional amount | €			€ 750
Borrowings, issuance year	2018
Borrowings, maturity year	2023
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.655%
Straight bonds	$ 837			853
1.375% EUR 750 million 2018/2030 of Novartis Finance S.A., Luxembourg, Luxembourg issued at 99.957% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.375%	1.375%	1.375%
Borrowings, original currency	EUR
Notional amount | €			€ 750
Borrowings, issuance year	2018
Borrowings, maturity year	2030
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.957%
Straight bonds	$ 838			856
1.700% EUR 750 million 2018/2038 of Novartis Finance S.A., Luxembourg, Luxembourg issued at 99.217% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.70%	1.70%	1.70%
Borrowings, original currency	EUR
Notional amount | €			€ 750
Borrowings, issuance year	2018
Borrowings, maturity year	2038
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.217%
Straight bonds	$ 832			$ 849